Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of measure the fair market value of the warrant liability

The Black-Scholes Method and the following assumptions were used to measure the fair market value of the warrant liability upon the conversion date:

	Series A preferred	Junior preferred
Estimated fair value of preferred stock	$18.00	$18.00
Exercise price	$6.33	$0.01
Remaining term (in years)	6.55	1.13
Risk-free interest rate	1.9%	1.9%
Expected volatility	45.9%	45.9%
Dividend yield	0.0%	0.0%

The Black-Scholes method and the following weighted-average inputs and assumptions was utilized to determine the fair value of the warrants as of January 31, 2018 and 2019:

	January 31, 2018

	Series A Preferred	Junior Preferred	Redeemable Preferred
Estimated fair value of preferred stock	$4.17	$2.38	$0.79
Exercise price	$2.88	$0.15	$0.11
Remaining term (in years)	8.01	2.25	2.25
Risk-free interest rate	2.4%	1.8%	1.8%
Expected volatility	37.8%	38.8%	38.8%
Dividend yield	0.0%	0.0%	0.0%

	January 31, 2019

	Series A Preferred	Junior Preferred	Redeemable Preferred
Estimated fair value of preferred stock	$5.80	$4.88	$0.01
Exercise price	$2.88	$0.01	$0.01
Remaining term (in years)	7.01	1.60	1.60
Risk-free interest rate	2.6%	2.5%	2.5%
Expected volatility	45.1%	45.1%	45.1%
Dividend yield	0.0%	0.0%	0.0%

Schedule of weighted-average inputs and assumptions

The Black-Scholes method and the following weighted-average inputs and assumptions were utilized to determine the fair value of the warrants as of January 31, 2019, pre-stock split:

	January 31, 2019
	Series A preferred	Junior preferred	Redeemable preferred
Estimated fair value of preferred stock	$5.80	$4.88	$0.01
Exercise price	$2.88	$0.01	$0.01
Remaining term (in years)	7.01	1.60	1.60
Risk-free interest rate	2.6%	2.5%	2.5%
Expected volatility	45.1%	45.1%	45.1%
Dividend yield	0.0%	0.0%	0.0%